February 19, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Van Eck Funds (the “Registrant”)
Post-Effective Amendment No. 130 to Registration Statement on Form N-1A
File Nos. 002-97596; 811-04297

Ladies and Gentlemen:

In connection with the registration of the Registrant under the Investment Company Act of 1940, as amended (the “1940 Act”), and the issuance of an indefinite number of its securities under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing on EDGAR pursuant to Rule 485(a) under the 1933 Act Post-Effective Amendment No. 130 and Amendment No. 131 under the 1940 Act to the Registrant’s Registration Statement on Form N-1A.

The purpose of the filing is to register a new series of the Registrant, Van Eck NDR Asset Allocation Fund.

Should you have any questions, please contact me at (212) 293-2018.

Very truly yours,

/s/ Laura I. Martínez

Laura I. Martínez

Van Eck Associates Corporation
Van Eck Securities Corporation
Van Eck Absolute Return Advisers Corporation	TEL	212.293.2000
666 Third Avenue	FAX	212.293.2002
New York, NY 10017-4033	www.vaneck.com